CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (2,295)	$ (4,632)	$ (3,834)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation and amortization	641	709	779
Impairment charges	625	870	1,359
Stock-based compensation expense	49	214	63
Non-cash interest expense	259	210	172
Foreign currency (gain) loss	185	134	(149)
Other non-cash operating expenses	57	805	(622)
Changes in operating assets and liabilities:
Operating lease right-of-use assets	1,265	1,450	1,025
Current and long-term lease obligations	(1,584)	(1,607)	502
Accounts receivable and accrued revenue	4	24	(33)
Other assets	112	(76)	(28)
Accounts payable and accrued expenses	(90)	68	(164)
Deferred revenue	36	(53)	33
Other liabilities	3	(28)	40
Net cash provided by (used in) operating activities	(733)	(1,912)	(857)
Cash Flows from Investing Activities:
Purchases of property, equipment and capitalized software	(338)	(337)	(1,464)
Proceeds from asset divestitures and sale of investments, net of cash divested	42	11	1,173
Other investing	2	(21)	(153)
Net cash provided by (used in) investing activities	(294)	(347)	(444)
Cash Flows from Financing Activities:
Proceeds from Business Combination and PIPE financing, net of issuance costs paid	0	1,209	0
Proceeds from unsecured related party debt	0	1,000	1,200
Proceeds from issuance of debt	351	708	34
Repayments of debt	(6)	(713)	(813)
Distribution to noncontrolling interests	(3)	0	(320)
Issuance of noncontrolling interests	32	80	101
Additions to members’ service retainers	427	450	382
Refunds of members’ service retainers	(370)	(374)	(576)
Other financing	(34)	(22)	(55)
Net cash provided by (used in) financing activities	397	2,338	(47)
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(6)	2	1
Net increase (decrease) in cash, cash equivalents and restricted cash	(636)	81	(1,347)
Cash, cash equivalents and restricted cash—Beginning of period	935	854	2,201
Cash, cash equivalents and restricted cash—End of period	299	935	854
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	287	924	800
Restricted cash (Note 14)	5	11	54
Cash and cash equivalents held for sale (Note 8)	7	0	0
Cash, cash equivalents and restricted cash, including cash held for sale	$ 299	$ 935	$ 854